Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member]	Tsakos Energy Navigation Limited [Member] Series E Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series F Preferred Stock [Member]	Noncontrolling Interest [Member]	Total	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2023	$ 11,493	$ 150,919	$ (6,791)	$ 548,237			$ 1,618,557			$ 34,090	$ 1,652,647			$ 912,214	$ 2,485
Beginning balance, Shares at Dec. 31, 2023			678,173
Net income				130,422			130,422			1,587	132,009
Cash dividends declared ($0,60 per common share)				(17,705)			(17,705)				(17,705)
Dividends paid on preferred shares					$ (5,488)	$ (8,012)		$ (5,488)	$ (8,012)			$ (5,488)	$ (8,012)
Other comprehensive loss							(1,991)				(1,991)				(1,991)
Ending balance, value at Jun. 30, 2024	11,493	150,919	$ (6,791)	647,454			1,715,783			35,677	1,751,460			912,214	494
Ending balance, Shares at Jun. 30, 2024			678,173
Beginning balance, value at Dec. 31, 2024	11,493	151,541	$ (6,791)	652,651			1,727,708			39,489	1,767,197			919,718	(904)
Beginning balance, Shares at Dec. 31, 2024			678,173
Net income	0	0	$ 0	64,544			64,544			2,648	67,192
Cash dividends declared ($0,60 per common share)				(18,077)			(18,077)				(18,077)
Dividends paid on preferred shares					$ (5,488)	$ (8,012)		$ (5,488)	$ (8,012)			$ (5,488)	$ (8,012)
Stock Based compensation expense							4,578				4,578			4,578
Other comprehensive loss							(630)				(630)				(630)
Ending balance, value at Jun. 30, 2025	$ 11,493	$ 151,541	$ (6,791)	$ 685,618			$ 1,764,623			$ 42,137	$ 1,806,760			$ 924,296	$ (1,534)
Ending balance, Shares at Jun. 30, 2025			678,173